Material Accounting Policies (Narrative) (Details) - 12 months ended Dec. 31, 2025 ₪ in Millions, $ in Millions	ILS (₪) segment	USD ($) segment
Disclosure of significant accounting policies [Abstract]
Reportable segments	2	2
Estimated useful life of Rotem Power Plant	10 years	10 years
Depreciation expense	₪ 19	$ 6